INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current

The consolidated inventories at June 30, 2015 and December 31, 2014 consist of the following:

	June 30, 2015	December 31, 2014
Work in process and related capitalized costs	$—	$308,867
Deposits on dispensing machines, net of valuation reserve of $293,473 at June 30, 2015	32,500	325,973
Vaporizers and accessories	235,163	154,930
Dispensing machines	110,000	171,466

Total inventory, net	$377,663	$961,236

Inventory at December 31, 2014 and 2013 consists of the following:

	December 31, 2014	December 31, 2013
Work in process and related capitalized costs	$308,867	$242,488
Deposits on dispensing machines	325,973	138,423
Vaporizers and accessories	154,930	193,575
Dispensing machines	171,466	58,500
Total inventory, net	$961,236	$632,986